Turnover - Turnover (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income statement
Revenue from contracts with customers	R 266,855	R 247,454	R 273,031
Revenue from other contracts	5,263	1,642	2,080
Total external turnover	272,118	249,096	275,111
Other (Mainly technology, refinery services)
Income statement
Revenue from contracts with customers	741	1,360	1,270
Energy
Income statement
Revenue from contracts with customers	124,233	105,522	124,824
Energy | Coal
Income statement
Revenue from contracts with customers	210	3,640	3,874
Energy | Liquid fuels
Income statement
Revenue from contracts with customers	116,299	93,579	113,037
Energy | Gas (methane rich gas, natural gas and liquified petroleum gas) and condensate
Income statement
Revenue from contracts with customers	7,724	8,303	7,913
Chemicals Africa
Income statement
Revenue from contracts with customers	59,862	60,715	63,829
Total external turnover	59,862	60,716	63,829
Chemicals Africa | Base chemicals
Income statement
Revenue from contracts with customers	43,341	43,247	45,138
Chemicals Africa | Differentiated chemicals
Income statement
Revenue from contracts with customers	16,521	17,468	18,691
Chemicals America
Income statement
Revenue from contracts with customers	40,154	37,840	41,424
Total external turnover	40,290	38,246	41,424
Chemicals America | Base chemicals
Income statement
Revenue from contracts with customers	16,571	14,876	16,290
Chemicals America | Differentiated chemicals
Income statement
Revenue from contracts with customers	23,583	22,964	25,134
Chemicals Eurasia
Income statement
Revenue from contracts with customers	41,865	42,017	41,684
Total external turnover	41,889	42,047	41,714
Chemicals Eurasia | Differentiated chemicals
Income statement
Revenue from contracts with customers	R 41,865	R 42,017	R 41,684